SEGMENT INFORMATION (Details Narrative) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Canada
Statement [Line Items]
Total non-current assets	$ 251,941,000	$ 209,739,000
USA
Statement [Line Items]
Total non-current assets	$ 132,000	$ 226,000